American Funds Mortgage Fund®
Investment portfolio
May 31, 2024
unaudited

Bonds, notes & other debt instruments 95.77% Mortgage-backed obligations 91.37% Federal agency mortgage-backed obligations 89.52%	Principal amount (000)	Value (000)
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD3	$3
Fannie Mae Pool #256310 6.50% 7/1/2026[1]	1	1
Fannie Mae Pool #928689 6.50% 9/1/2027[1]	4	4
Fannie Mae Pool #AD0838 6.50% 10/1/2027[1]	2	2
Fannie Mae Pool #928957 6.50% 12/1/2027[1]	2	2
Fannie Mae Pool #AL9724 6.50% 2/1/2028[1]	3	3
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	37	36
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	49	47
Fannie Mae Pool #613025 6.50% 7/1/2031[1]	5	5
Fannie Mae Pool #BJ4876 3.00% 2/1/2033[1]	270	251
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]	87	81
Fannie Mae Pool #BM3919 3.00% 2/1/2033[1]	7	7
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	2	2
Fannie Mae Pool #CA2106 3.50% 7/1/2033[1]	9	9
Fannie Mae Pool #MA1640 2.50% 9/1/2033[1]	642	586
Fannie Mae Pool #AU7556 3.00% 9/1/2033[1]	287	263
Fannie Mae Pool #BJ9000 3.50% 11/1/2033[1]	85	80
Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]	4,047	3,673
Fannie Mae Pool #745001 6.50% 9/1/2035[1]	16	17
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	11	11
Fannie Mae Pool #AS7224 4.00% 5/1/2036[1]	1,298	1,245
Fannie Mae Pool #MA2630 4.00% 5/1/2036[1]	237	228
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	1,107	1,061
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	2,092	2,006
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	518	496
Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]	981	941
Fannie Mae Pool #801783 6.50% 2/1/2037[1]	5	5
Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]	1,513	1,449
Fannie Mae Pool #MA3186 4.00% 11/1/2037[1]	3,045	2,897
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	16	16
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	71	70
Fannie Mae Pool #AD1823 5.00% 2/1/2040[1]	402	387
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	29	29
Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	19,958	16,119
Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	26,582	21,468
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	116	115
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	332	276
Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	6,775	5,783
Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	14,095	12,062
Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	7,345	6,304
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	172	161
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	49	48
Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	15,840	13,569
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	31	31
Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	20,050	17,142
American Funds Mortgage Fund — Page 1 of 17

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	USD7,208	$5,953
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	63	62
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	9,072	7,488
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	2,498	2,058
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	129	117
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	64	58
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	34	31
Fannie Mae Pool #AT7457 3.025% 4/1/2043[1]	168	148
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	47	43
Fannie Mae Pool #AT7470 2.275% 5/1/2043[1]	102	83
Fannie Mae Pool #AU0626 2.275% 6/1/2043[1]	157	129
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	2,960	2,595
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,170	1,067
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	386	350
Fannie Mae Pool #AU8120 2.275% 7/1/2043[1]	69	56
Fannie Mae Pool #AU8121 2.275% 8/1/2043[1]	86	71
Fannie Mae Pool #MA1583 4.00% 9/1/2043[1]	1,906	1,776
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	84	77
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	55	50
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	343	309
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	655	589
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,596	1,434
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	739	647
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	325	292
Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	7,132	5,624
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	874	760
Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]	625	576
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	540	484
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	83	75
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	42	38
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	36	32
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	19	17
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	38	35
Fannie Mae Pool #BH4101 3.50% 10/1/2047[1]	13,380	11,968
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	900	837
Fannie Mae Pool #BM2006 4.00% 1/1/2048[1]	15	14
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	406	365
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	536	498
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	727	676
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	192	178
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	90	86
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	1,262	1,184
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	1,873	1,895
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	421	378
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	4,349	3,922
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	1,153	1,031
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,082	971
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	5,593	5,034
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	3,129	2,806
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	1,389	1,146
Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	9,045	7,073
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	4,207	3,466
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	554	472
American Funds Mortgage Fund — Page 2 of 17

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	USD41,574	$34,114
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	14,384	11,258
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	946	737
Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]	29,608	24,203
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	834	650
Fannie Mae Pool #CA8862 2.50% 1/1/2051[1]	33,293	27,330
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	29,311	22,940
Fannie Mae Pool #FM6112 2.50% 2/1/2051[1]	30,409	24,858
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	28,592	23,537
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	6,336	4,941
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	45	35
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	5,545	4,760
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	26	20
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	4,994	4,082
Fannie Mae Pool #CB0737 3.00% 6/1/2051[1]	7,899	6,699
Fannie Mae Pool #CB0850 3.00% 6/1/2051[1]	5,106	4,341
Fannie Mae Pool #FS3744 2.00% 7/1/2051[1]	26,708	20,865
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	2,179	1,791
Fannie Mae Pool #FM9330 3.00% 7/1/2051[1]	32,002	27,164
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	37,569	30,654
Fannie Mae Pool #FM8981 3.00% 10/1/2051[1]	30,651	25,993
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	7,767	6,603
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	3,020	2,341
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	205	161
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	11,470	9,445
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	5,392	4,462
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	32,848	27,342
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	5,908	4,879
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	5,814	4,762
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	8,104	6,975
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	17,018	14,495
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	34,182	26,479
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	10,266	7,951
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	8,520	6,633
Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	2,222	1,720
Fannie Mae Pool #CB2870 2.50% 2/1/2052[1]	470	381
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	1,468	1,258
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,808	1,399
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	894	692
Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	885	685
Fannie Mae Pool #BU8882 4.00% 3/1/2052[1]	5,898	5,364
Fannie Mae Pool #CB4119 4.00% 7/1/2052[1]	85,332	77,605
Fannie Mae Pool #MA4711 5.50% 7/1/2052[1]	434	428
Fannie Mae Pool #CB4418 5.50% 8/1/2052[1]	469	462
Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]	218	220
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	22,094	20,700
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	3,527	3,482
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	3,191	3,150
Fannie Mae Pool #BX1223 5.50% 10/1/2052[1]	452	446
Fannie Mae Pool #BX1488 5.50% 10/1/2052[1]	434	434
Fannie Mae Pool #CB5020 5.50% 10/1/2052[1]	70	69
Fannie Mae Pool #FS3256 6.00% 11/1/2052[1]	83	84
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	4,786	4,712
Fannie Mae Pool #BX5662 4.00% 1/1/2053[1]	730	663
American Funds Mortgage Fund — Page 3 of 17

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	USD53,234	$53,400
Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	4,042	4,057
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	10,068	9,923
Fannie Mae Pool #BX4108 5.50% 2/1/2053[1]	748	737
Fannie Mae Pool #BX5097 5.50% 2/1/2053[1]	672	662
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	10,481	10,656
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	1,800	1,804
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	1,959	1,932
Fannie Mae Pool #BX8835 5.50% 3/1/2053[1]	887	874
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	856	845
Fannie Mae Pool #BX8514 5.50% 3/1/2053[1]	761	751
Fannie Mae Pool #BX8389 5.50% 3/1/2053[1]	728	717
Fannie Mae Pool #BX9427 5.50% 3/1/2053[1]	274	270
Fannie Mae Pool #MA4941 5.50% 3/1/2053[1]	45	44
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	904	906
Fannie Mae Pool #BX8781 6.00% 3/1/2053[1]	378	380
Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	810	737
Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	625	568
Fannie Mae Pool #BX9358 4.00% 4/1/2053[1]	186	169
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	95	92
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	18,655	18,372
Fannie Mae Pool #BY2795 5.50% 4/1/2053[1]	568	560
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	24,014	24,087
Fannie Mae Pool #BX8415 6.00% 4/1/2053[1]	196	197
Fannie Mae Pool #BW5278 6.00% 4/1/2053[1]	143	143
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	5,978	6,138
Fannie Mae Pool #FS5335 4.00% 5/1/2053[1]	316	287
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	173	157
Fannie Mae Pool #CB6303 4.50% 5/1/2053[1]	117,188	109,818
Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	4,068	3,812
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	229,038	220,545
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,433	4,273
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	6,377	6,278
Fannie Mae Pool #BY0849 5.50% 5/1/2053[1]	39	39
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	35,515	35,595
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	25,697	24,756
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	46,098	45,384
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	5,642	5,566
Fannie Mae Pool #BY3521 5.50% 6/1/2053[1]	929	915
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	71,643	71,806
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	14,634	14,704
Fannie Mae Pool #FS4932 6.00% 6/1/2053[1]	9,959	10,023
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	8,972	9,016
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	6,592	6,635
Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	106	106
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	5,957	6,115
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	2,043	2,083
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	1,546	1,577
Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	4,479	3,466
Fannie Mae Pool #CB6713 4.00% 7/1/2053[1]	619	562
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	6,969	6,529
Fannie Mae Pool #BY6763 5.00% 7/1/2053[1]	581	560
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	95	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	47,829	47,074
American Funds Mortgage Fund — Page 4 of 17

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	USD48,710	$48,908
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	198	198
Fannie Mae Pool #AS0745 3.50% 8/1/2053[1]	802	699
Fannie Mae Pool #BX4568 4.00% 8/1/2053[1]	864	785
Fannie Mae Pool #MA5127 4.00% 8/1/2053[1]	321	292
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	10,687	10,013
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	57,703	56,802
Fannie Mae Pool #BY8293 6.00% 8/1/2053[1]	3,678	3,687
Fannie Mae Pool #MA5135 4.00% 9/1/2053[1]	262	238
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	50,838	47,631
Fannie Mae Pool #FS5769 6.00% 9/1/2053[1]	16,665	16,735
Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	4,615	4,624
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	1,992	1,809
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	44,790	44,872
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	545	495
Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	32,909	32,390
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	18,518	18,553
Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	5,093	5,116
Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	3,553	3,570
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	6,533	6,430
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	246	242
Fannie Mae Pool #CB7617 6.00% 12/1/2053[1]	34,191	34,346
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	9,526	9,544
Fannie Mae Pool #MA5263 4.00% 1/1/2054[1]	718	652
Fannie Mae Pool #FS6880 6.00% 1/1/2054[1]	12,810	12,853
Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	4,795	4,816
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	32,260	32,834
Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	6,816	6,707
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	234	230
Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	57,783	58,014
Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	27,759	28,288
Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]	13,660	13,922
Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	42,423	43,593
Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	18,361	16,671
Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	28,335	27,972
Fannie Mae Pool #CB8147 5.50% 3/1/2054[1]	24,585	24,258
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	21,673	21,330
Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	12,468	12,316
Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	15,165	15,260
Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	11,120	11,156
Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	3,887	3,907
Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	127	115
Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	32,046	31,565
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	26,075	25,740
Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	11,614	11,429
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	1,688	1,723
Fannie Mae Pool #MA5378 4.00% 5/1/2054[1]	3,109	2,823
Fannie Mae Pool #DB3607 4.00% 5/1/2054[1]	307	278
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	3,176	2,773
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	52,454	45,685
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	2,081	1,813
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	1,333	1,166
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,564	1,279
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	4,270	4,004
American Funds Mortgage Fund — Page 5 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	USD125,573	$108,399
Freddie Mac Pool #ZA1944 6.50% 6/1/2026[1]	2	2
Freddie Mac Pool #ZJ9210 6.50% 11/1/2027[1]	1	1
Freddie Mac Pool #ZA2045 6.50% 1/1/2028[1]	4	4
Freddie Mac Pool #ZA2066 6.50% 3/1/2028[1]	9	9
Freddie Mac Pool #ZA2096 6.50% 11/1/2028[1]	1	1
Freddie Mac Pool #ZS8675 2.50% 11/1/2032[1]	6	6
Freddie Mac Pool #C91593 2.50% 12/1/2032[1]	26	24
Freddie Mac Pool #ZS0839 6.50% 12/1/2032[1]	5	5
Freddie Mac Pool #ZS8087 2.50% 4/1/2033[1]	18	17
Freddie Mac Pool #C91720 2.50% 8/1/2033[1]	47	43
Freddie Mac Pool #ZS8710 3.00% 8/1/2033[1]	1	1
Freddie Mac Pool #SB8041 3.00% 4/1/2035[1]	1	1
Freddie Mac Pool #ZS4189 6.50% 6/1/2035[1]	1	1
Freddie Mac Pool #K93558 4.00% 5/1/2036[1]	468	446
Freddie Mac Pool #C91877 4.00% 5/1/2036[1]	270	259
Freddie Mac Pool #C91899 4.00% 9/1/2036[1]	463	445
Freddie Mac Pool #G03699 6.00% 1/1/2038[1]	47	48
Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	125,985	101,738
Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	25,522	21,968
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	1,945	1,608
Freddie Mac Pool #Q05343 4.00% 11/1/2041[1]	249	233
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	26,232	21,673
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	7,975	6,585
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	89,393	73,734
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	2,423	1,996
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	24	23
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	133	122
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	386	352
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	162	147
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	1,357	1,226
Freddie Mac Pool #760014 2.751% 8/1/2045[1,2]	877	842
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	4,441	4,007
Freddie Mac Pool #Q40896 4.50% 4/1/2046[1]	442	424
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	1,640	1,479
Freddie Mac Pool #T65389 3.50% 9/1/2046[1]	45	39
Freddie Mac Pool #Q45650 3.50% 1/1/2047[1]	6,555	5,945
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	486	432
Freddie Mac Pool #T65448 4.00% 9/1/2047[1]	712	638
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	610	542
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	727	654
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	545	489
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	526	472
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	508	456
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	403	363
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	296	265
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	193	174
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	137	124
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	111	101
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	72	65
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	12,461	11,600
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	73	66
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	503	468
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	453	422
American Funds Mortgage Fund — Page 6 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	USD222	$208
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	271	244
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	145	131
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	82	74
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	727	676
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	88	84
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,066	1,018
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	554	531
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	394	375
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	1,776	1,593
Freddie Mac Pool #SD7503 3.50% 8/1/2049[1]	26,979	24,115
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	488	437
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	3,981	3,582
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	3,883	3,495
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	2,856	2,458
Freddie Mac Pool #RA1996 3.50% 1/1/2050[1]	10,270	9,157
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	11,383	9,780
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	583	497
Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	47,761	37,273
Freddie Mac Pool #SI2080 2.00% 10/1/2050[1]	49,513	38,732
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	37,824	29,456
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	26,345	20,601
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	154	120
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	257	200
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	26,688	20,925
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	4,850	3,964
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	22,324	19,156
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	4,473	3,686
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	11,717	9,961
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	15,982	13,580
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	6,548	5,084
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	8,908	7,341
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	5,836	4,793
Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	870	672
Freddie Mac Pool #QD2929 4.00% 12/1/2051[1]	961	874
Freddie Mac Pool #QD6836 2.00% 2/1/2052[1]	899	696
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	30,928	27,727
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	539	476
Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	1,994	1,542
Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	180	139
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	7,068	6,050
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,803	1,395
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	30,896	27,123
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	13,258	12,421
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	222	189
Freddie Mac Pool #QE7537 4.50% 8/1/2052[1]	9,452	8,857
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	11,171	9,410
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	2,952	2,845
Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	454	448
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	8,889	8,328
Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	23,685	22,830
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	10,517	10,379
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	39,426	37,837
Freddie Mac Pool #QF2363 4.50% 11/1/2052[1]	39,544	37,048
American Funds Mortgage Fund — Page 7 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QF3907 4.50% 11/1/2052[1]	USD34,479	$32,303
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	14,804	14,604
Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	17	17
Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	2,805	2,361
Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]	37,740	35,358
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	81,496	78,555
Freddie Mac Pool #QF5422 4.00% 1/1/2053[1]	739	672
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	3,727	3,592
Freddie Mac Pool #QF5680 5.50% 1/1/2053[1]	752	742
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	223,463	224,206
Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	6,886	6,259
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	969	956
Freddie Mac Pool #QF8686 5.50% 2/1/2053[1]	492	486
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	5,937	5,953
Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	10,055	9,130
Freddie Mac Pool #QG1084 4.00% 3/1/2053[1]	167	152
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	3,996	3,940
Freddie Mac Pool #QF8554 5.50% 3/1/2053[1]	626	617
Freddie Mac Pool #QG0719 4.00% 4/1/2053[1]	528	480
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	10,461	10,079
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	7,262	6,999
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	8,104	7,981
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	889	877
Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	21,199	19,861
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	23,243	22,885
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	1,575	1,554
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	926	912
Freddie Mac Pool #QG1875 5.50% 5/1/2053[1]	573	564
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	25,138	25,195
Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	5,817	5,854
Freddie Mac Pool #QG3376 6.00% 5/1/2053[1]	197	198
Freddie Mac Pool #QG4719 5.00% 6/1/2053[1]	40,005	38,530
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	2,336	2,251
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	40,946	40,299
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	46,226	46,343
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	5,555	5,589
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	5,143	5,176
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	3,476	3,493
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	2,650	2,659
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	2,386	2,420
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	1,173	1,203
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	1,025	1,046
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	949	974
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	907	933
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	658	678
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	488	500
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	366	373
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	256	265
Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]	1,161	1,055
Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	931	845
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	593	572
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	146,201	143,920
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	4,482	4,420
Freddie Mac Pool #QG7363 6.00% 7/1/2053[1]	16,560	16,605
American Funds Mortgage Fund — Page 8 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD3553 6.00% 7/1/2053[1]	USD5,369	$5,389
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	2,291	2,296
Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	18,343	16,656
Freddie Mac Pool #QG8909 5.00% 8/1/2053[1]	636	612
Freddie Mac Pool #SD3620 5.50% 8/1/2053[1]	14,279	14,140
Freddie Mac Pool #RA9636 6.00% 8/1/2053[1]	6,266	6,286
Freddie Mac Pool #SD8375 4.00% 9/1/2053[1]	401	364
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	18,813	18,517
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	41,601	41,724
Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	11,931	12,022
Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	1,425	1,295
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	72,257	71,117
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	63,425	63,584
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	45,001	45,087
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	12,544	12,757
Freddie Mac Pool #SD8390 4.00% 11/1/2053[1]	19,355	17,578
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	266,283	256,464
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	88,618	88,787
Freddie Mac Pool #QH5655 4.00% 12/1/2053[1]	304	276
Freddie Mac Pool #SD4842 6.00% 12/1/2053[1]	3,419	3,431
Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	1,037	941
Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	5,497	4,991
Freddie Mac Pool #QI0100 4.00% 2/1/2054[1]	279	253
Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	18,628	18,697
Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	5,396	5,405
Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	59,165	60,457
Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	10,843	11,050
Freddie Mac Pool #QI1723 4.00% 3/1/2054[1]	800	726
Freddie Mac Pool #QI1357 4.00% 3/1/2054[1]	80	72
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	78,504	77,253
Freddie Mac Pool #RJ1066 5.50% 3/1/2054[1]	12,002	11,827
Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	2,310	2,315
Freddie Mac Pool #QI3594 4.00% 4/1/2054[1]	1,204	1,093
Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	25,747	25,340
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	6,340	6,258
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,276	1,257
Freddie Mac Pool #RJ1348 6.00% 4/1/2054[1]	1,998	2,008
Freddie Mac Pool #RJ1419 5.50% 5/1/2054[1]	5,915	5,832
Freddie Mac Pool #RJ1429 6.00% 5/1/2054[1]	20,705	20,752
Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	52,027	53,147
Freddie Mac Pool #RJ1441 6.50% 5/1/2054[1]	4,155	4,242
Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	750	681
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	21,029	21,482
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[1]	2,500	2,428
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	24,000	23,399
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,2]	2,387	2,181
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	4,007	3,412
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,2]	9,057	8,330
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	607	528
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	2,827	2,569
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,2]	2,757	2,517
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	3,786	3,155
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	951	892
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	1,293	1,127
American Funds Mortgage Fund — Page 9 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	USD523	$487
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	1,093	953
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	672	586
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	4,344	4,073
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	28,169	24,276
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	29,458	25,768
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	24,613	21,189
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	26,478	24,791
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	29,691	25,629
Government National Mortgage Assn. 2.50% 6/1/2054[1,3]	23,900	19,925
Government National Mortgage Assn. 3.00% 6/1/2054[1,3]	8,808	7,610
Government National Mortgage Assn. 4.00% 6/1/2054[1,3]	4,827	4,438
Government National Mortgage Assn. 5.50% 6/1/2054[1,3]	23,449	23,264
Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032[1]	260	251
Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032[1]	352	338
Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032[1]	262	264
Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034[1]	523	504
Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034[1]	561	532
Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035[1]	917	853
Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035[1]	749	696
Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035[1]	1,150	1,074
Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035[1]	86	85
Government National Mortgage Assn. Pool #417292 3.25% 8/20/2035[1]	1,620	1,509
Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037[1]	282	262
Government National Mortgage Assn. Pool #AA4803 6.50% 10/20/2038[1]	46	47
Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038[1]	126	128
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	859	894
Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040[1]	632	561
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	914	930
Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040[1]	396	352
Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040[1]	488	433
Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041[1]	345	331
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	684	688
Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041[1]	194	185
Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041[1]	490	483
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	43	42
Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041[1]	423	387
Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041[1]	101	97
Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041[1]	1,058	1,032
Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041[1]	418	398
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	506	486
Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042[1]	280	241
Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042[1]	163	140
Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042[1]	504	484
Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042[1]	287	271
Government National Mortgage Assn. Pool #AA0526 2.75% 6/15/2042[1]	67	58
Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042[1]	150	137
Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042[1]	444	420
Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042[1]	174	162
Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042[1]	318	292
Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042[1]	220	189
Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042[1]	194	166
Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043[1]	263	237
Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043[1]	363	339
American Funds Mortgage Fund — Page 10 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043[1]	USD655	$587
Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044[1]	1,026	938
Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044[1]	428	402
Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046[1]	926	843
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]	3,190	2,966
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]	262	251
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	7	7
Government National Mortgage Assn. Pool #MA6709 2.50% 6/20/2050[1]	51	42
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	8,203	6,592
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	5,630	4,669
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	10,402	8,347
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	62,933	51,739
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	7,086	5,841
Government National Mortgage Assn. Pool #785792 2.50% 12/20/2051[1]	84,641	69,507
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	6,417	5,398
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	2,968	2,476
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	2,261	1,864
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	8,851	7,362
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	5,991	4,978
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[1]	491	409
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	2,901	2,420
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	23,504	20,986
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	5,962	5,483
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]	7,337	6,748
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	6,493	5,971
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	4,198	3,861
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	18,651	17,642
Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062[1]	1	1
Government National Mortgage Assn. Pool #AG8235 5.20% 12/20/2064[1]	1	1
Government National Mortgage Assn. Pool #AQ8290 4.894% 2/20/2066[1]	6	6
Government National Mortgage Assn. Pool #AQ8292 5.172% 2/20/2066[1]	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	7,939	5,869
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.481% 5/20/2066[1,2]	7,557	70
Uniform Mortgage-Backed Security 2.50% 6/1/2039[1,3]	26,000	23,361
Uniform Mortgage-Backed Security 4.00% 6/1/2039[1,3]	11,000	10,548
Uniform Mortgage-Backed Security 2.00% 6/1/2054[1,3]	16,287	12,568
Uniform Mortgage-Backed Security 2.50% 6/1/2054[1,3]	5,929	4,788
Uniform Mortgage-Backed Security 3.00% 6/1/2054[1,3]	16,385	13,780
Uniform Mortgage-Backed Security 3.50% 6/1/2054[1,3]	6,122	5,368
Uniform Mortgage-Backed Security 4.00% 6/1/2054[1,3]	11,937	10,834
Uniform Mortgage-Backed Security 4.50% 6/1/2054[1,3]	170,310	159,495
Uniform Mortgage-Backed Security 5.00% 6/1/2054[1,3]	153,987	148,216
Uniform Mortgage-Backed Security 5.50% 6/1/2054[1,3]	42,962	42,272
Uniform Mortgage-Backed Security 6.00% 6/1/2054[1,3]	180,453	180,729
Uniform Mortgage-Backed Security 6.50% 6/1/2054[1,3]	276,833	281,408
Uniform Mortgage-Backed Security 7.00% 6/1/2054[1,3]	72,585	74,573
Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,3]	52,453	40,517
Uniform Mortgage-Backed Security 2.50% 7/1/2054[1,3]	26,859	21,711
Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,3]	319,413	268,828
Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,3]	64,525	56,602
Uniform Mortgage-Backed Security 4.00% 7/1/2054[1,3]	83,376	75,702
Uniform Mortgage-Backed Security 4.50% 7/1/2054[1,3]	487,908	456,944
Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,3]	368,373	354,509
Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,3]	4,000	3,935
American Funds Mortgage Fund — Page 11 of 17

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,3]	USD644,406	$645,090
Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,3]	857,290	870,857
Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,3]	17,477	17,941
		9,318,622
Commercial mortgage-backed securities 1.32%
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.086% 5/15/2039[1,2,4]	6,857	6,869
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.215% 4/15/2037[1,2,4]	6,000	6,043
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.432% 6/15/2027[1,2,4]	7,875	7,925
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.131% 9/15/2036[1,2,4]	26,900	26,732
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.33% 10/15/2036[1,2,4]	19,921	19,762
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.101% 6/15/2038[1,2,4]	15,250	15,154
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 10/12/2040[1,2,4]	31,782	31,982
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.511% 7/15/2038[1,2,4]	5,749	5,748
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.162% 11/15/2038[1,2,4]	17,252	17,198
		137,413
Collateralized mortgage-backed obligations (privately originated) 0.53%
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,2,4]	50	47
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,2,4]	4,123	4,040
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,4]	15,443	14,174
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,4]	972	829
FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,2,4]	19,835	18,691
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[1,4,5]	3,593	3,506
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,4]	1,399	1,367
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,2,4]	3,890	3,826
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,2,4]	2,771	2,738
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,2,4]	5,731	5,544
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.039% 2/25/2057[1,2,4]	54	55
		54,817
Total mortgage-backed obligations		9,510,852
U.S. Treasury bonds & notes 3.42% U.S. Treasury 3.42%
U.S. Treasury 4.25% 1/31/2026	135,000	133,469
U.S. Treasury 4.50% 3/31/2026	20,000	19,857
U.S. Treasury 0.875% 9/30/2026	400	366
U.S. Treasury 1.25% 5/31/2028	3,800	3,344
U.S. Treasury 1.25% 6/30/2028	19,000	16,678
U.S. Treasury 4.125% 7/31/2028[6]	118,000	116,069
U.S. Treasury 1.75% 1/31/2029[6]	10,000	8,846
U.S. Treasury 1.625% 5/15/2031[6]	6,000	4,982
U.S. Treasury 1.25% 8/15/2031[6]	6,000	4,814
U.S. Treasury 1.875% 2/15/2032[6]	10,000	8,305
U.S. Treasury 2.875% 5/15/2032[6]	5,822	5,193
U.S. Treasury 1.375% 11/15/2040[6]	3,168	1,973
U.S. Treasury 1.875% 2/15/2041[6]	27,871	18,828
U.S. Treasury 1.875% 2/15/2051[6]	11,600	6,655
U.S. Treasury 2.00% 8/15/2051[6]	11,000	6,493
		355,872
American Funds Mortgage Fund — Page 12 of 17

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Bonds, notes & other debt instruments (continued) Asset-backed obligations 0.98%		Principal amount (000)	Value (000)
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,4]		USD573	$575
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,4]		5,028	4,746
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,4]		2,236	1,931
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,4]		9,505	8,664
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,4]		567	565
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,4]		22,413	22,515
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,4]		2,152	1,896
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,4]		3,799	3,332
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,4]		5,339	4,827
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,4]		6,864	6,198
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,4]		18,929	17,229
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.175% 4/20/2062[1,2,4]		9,707	9,636
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,4]		12,130	10,752
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,4]		1,386	1,219
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		7,488	7,515
			101,600
Total bonds, notes & other debt instruments (cost: $10,159,406,000)			9,968,324
Short-term securities 40.61% Money market investments 28.02%		Shares
Capital Group Central Cash Fund 5.36%[7,8]		29,159,201	2,916,503
Federal agency bills & notes 12.59% Federal agency bonds & notes 10.19%	Weighted average yield at acquisition	Principal amount (000)
Federal Home Loan Bank 6/6/2024	5.157%	USD150,000	149,935
Federal Home Loan Bank 6/7/2024	5.175	100,000	99,942
Federal Home Loan Bank 6/21/2024	4.979	344,000	343,100
Federal Home Loan Bank 7/3/2024	5.167	100,000	99,563
Federal Home Loan Bank 7/10/2024	5.001	70,200	69,821
Federal Home Loan Bank 7/17/2024	5.191	150,000	149,037
Federal Home Loan Bank 7/19/2024	5.157	50,000	49,665
Federal Home Loan Bank 7/24/2024	5.155	100,000	99,256
			1,060,319
Interest bearing bills & notes 2.40%	Coupon rate
Federal Home Loan Bank (USD-SOFR + 0.02%) 1/23/2025 [2]	5.350	100,000	100,367
Federal Home Loan Bank (USD-SOFR) 7/29/2024 [2]	5.330	150,000	149,995
			250,362
			1,310,681
Total short-term securities (cost: $4,225,924,000)			4,227,184
Total investment securities 136.38% (cost: $14,385,330,000)			14,195,508
Other assets less liabilities (36.38)%			(3,786,372)
Net assets 100.00%			$10,409,136
American Funds Mortgage Fund — Page 13 of 17

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2024 (000)
30 Day Federal Funds Futures	Long	1,283	9/3/2024	USD506,318	$(248)
3 Month SOFR Futures	Long	647	3/19/2025	153,711	(62)
2 Year U.S. Treasury Note Futures	Long	23,119	10/3/2024	4,709,413	(1,806)
5 Year U.S. Treasury Note Futures	Long	18,052	10/3/2024	1,909,845	(2,598)
10 Year Ultra U.S. Treasury Note Futures	Long	6,363	9/30/2024	712,855	(2,805)
10 Year U.S. Treasury Note Futures	Long	3,359	9/30/2024	365,449	(403)
20 Year U.S. Treasury Bond Futures	Short	5,369	9/30/2024	(623,140)	5,498
30 Year Ultra U.S. Treasury Bond Futures	Long	1,327	9/30/2024	162,474	(2,273)
					$(4,697)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	USD153,802	$(133)	$—	$(133)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	166,198	(144)	—	(144)
SOFR	Annual	3.6038%	Annual	1/8/2034	46,550	1,994	—	1,994
SOFR	Annual	3.41%	Annual	7/28/2045	115,000	10,794	—	10,794
SOFR	Annual	3.486%	Annual	1/17/2054	7,844	574	—	574
						$13,085	$—	$13,085
Investments in affiliates8

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Short-term securities 28.02%
Money market investments 28.02%
Capital Group Central Cash Fund 5.36%[7]	$2,490,179	$6,339,651	$5,913,841	$64	$450	$2,916,503	$87,373

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Purchased on a TBA basis.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $286,315,000, which represented 2.75% of the net assets of the fund.

[5]	Step bond; coupon rate may change at a later date.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $83,340,000, which represented .80% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 5/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Mortgage Fund — Page 14 of 17

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $60,800,000. The average month-end notional amount of futures contracts while held was $7,578,777,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $746,414,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Mortgage Fund — Page 15 of 17

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$9,510,852	$—	$9,510,852
U.S. Treasury bonds & notes	—	355,872	—	355,872
Asset-backed obligations	—	101,600	—	101,600
Short-term securities	2,916,503	1,310,681	—	4,227,184
Total	$2,916,503	$11,279,005	$—	$14,195,508

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,498	$—	$—	$5,498
Unrealized appreciation on centrally cleared interest rate swaps	—	13,362	—	13,362
Liabilities:
Unrealized depreciation on futures contracts	(10,195)	—	—	(10,195)
Unrealized depreciation on centrally cleared interest rate swaps	—	(277)	—	(277)
Total	$(4,697)	$13,085	$—	$8,388
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Assn. = Association
CME = CME Group
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Mortgage Fund — Page 16 of 17

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-042-0724
American Funds Mortgage Fund — Page 17 of 17